GENERAL INFORMATION	9 Months Ended
Sep. 30, 2022
General Information
GENERAL INFORMATION

1. GENERAL INFORMATION

Excellon Resources Inc. (the “Company” or “Excellon”) is engaged in the acquisition, exploration, and advancement of mineral properties. The Company is listed on the Toronto Stock Exchange (the “TSX”) and NYSE American LLC Exchange (the “NYSE American”) under the symbol EXN, and the Frankfurt Stock Exchange under the symbol E4X2. Excellon’s vision is to create wealth by realizing strategic opportunities through discipline and innovation for the benefit of our employees, communities and shareholders. The Company is advancing a precious metals growth pipeline that includes: Kilgore, an advanced gold exploration project in Idaho with strong economics and significant growth and discovery potential; an option on Silver City, a high-grade epithermal silver district in Saxony, Germany with 750 years of mining history and no modern exploration; and Platosa, an 11,000 hectare exploration package on Mexico’s carbonate replacement deposit (CRD) trend. The Company is also actively seeking to acquire undervalued projects in the Americas.

Excellon is domiciled in Canada and incorporated under the laws of the Province of Ontario. The address of its registered office is 10 King Street East, Suite 200, Toronto, Ontario, M5C 1C3, Canada.

These condensed consolidated financial statements were approved by the Board of Directors on November 7, 2022.